BORROWINGS AND NOTES PAYABLE (Narrative) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions		1 Months Ended				12 Months Ended
	Jan. 02, 2019	Mar. 31, 2018	Jul. 31, 2017	Apr. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Additional interest rate						1.20%
Interest rate						1.423%
Repayments of notes payable						₪ 324	₪ 443	₪ 643
Finance expense						55	184	₪ 118
Borrowings						1,366	1,944
Additional finance expense		₪ 9					18
Notes payable series B [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			2.16%
Repurchased of notes payable					₪ 43
Transaction price par value					₪ 1.104
Repayments of notes payable					₪ 48
Borrowings			₪ 255				₪ 389
Borrowings term			five years
Borrowing start date			June 2020
Additional Series F debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						₪ 150
Additional Series F debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings									₪ 127
Additional Series F debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings									₪ 100
Series F Notes and borrowings P and Q [Member]
Disclosure of detailed information about borrowings [line items]
Financial obligation ratio						The ratio of Net Debt to Adjusted EBITDA was 1.3. Additional stipulations mainly include: Shareholders' equity shall not decrease below NIS 400 million and no dividends will be declared if shareholders' equity will be below NIS 650 million regarding Series F notes and borrowing P. Shareholders' equity shall not decrease below NIS 600 million and no dividends will be declared if shareholders' equity will be below NIS 750 million regarding Series G notes. The Company shall not create floating liens subject to certain terms. The Company has the right for early redemption under certain conditions. With respect to notes payable series F and series G: the Company shall pay additional annual interest of 0.5% in the case of a two-notch downgrade in the Notes rating and an additional annual interest of 0.25% for each further single-notch downgrade, up to a maximum additional interest of 1%; the Company shall pay additional annual interest of 0.25% during a period in which there is a breach of the financial covenant; debt rating will not decrease below BBB- for a certain period. In any case, the total maximum additional interest for Series F and G, shall not exceed 1.25% or 1%, respectively.
Notes payable series E [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased of notes payable					₪ 131
Transaction price par value					₪ 1.073
Repayments of notes payable					₪ 141
Notes payable series C [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased of notes payable				₪ 54
Transaction price par value				₪ 1.136
Repayments of notes payable				₪ 62
Finance expense				₪ 12
Borrowing G [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%
Borrowings	₪ 225
Borrowings term	five years
Borrowing start date	June 2022
Borrowing G [Member] | 2022 through 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₪ 23
Borrowing G [Member] | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45
Borrowing G [Member] | June 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₪ 90
Notes payable series O and L [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of notes payable		300
Notes payable series K [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of notes payable		₪ 75